Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 17, 2012
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE POOLED TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000875352
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 17, 2012
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
THE LARGE-CAP VALUE EQUITY PORTFOLIO | DPT CLASS
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.46%
5 years	rr_AverageAnnualReturnYear05	(0.24%)
10 years	rr_AverageAnnualReturnYear10	4.39%
THE LARGE-CAP VALUE EQUITY PORTFOLIO | DPT CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.09%
5 years	rr_AverageAnnualReturnYear05	(0.90%)
10 years	rr_AverageAnnualReturnYear10	3.86%
THE LARGE-CAP VALUE EQUITY PORTFOLIO | DPT CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.27%
5 years	rr_AverageAnnualReturnYear05	(0.26%)
10 years	rr_AverageAnnualReturnYear10	3.73%
THE LARGE-CAP VALUE EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Large-Cap Value Equity Portfolio
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

Supplement [Text Block]	dgprx_SupplementTextBlock

DELAWARE POOLED® TRUST

The Large-Cap Value Equity Portfolio

Supplement to the Portfolio’s Statutory Prospectus dated February 28, 2012 (the “Prospectus”)

The following replaces the average annual total return table found in the Prospectus under “How has The Large-Cap Value Equity Portfolio performed?”.

Average annual total returns for periods ended December 31, 2011

	1 year	5 years	10 years
Return before taxes	10.46%	-0.24%	4.39%
Return after taxes on distributions	10.09%	-0.90%	3.86%
Return after taxes on distributions and sale of Portfolio shares	7.27%	-0.26%	3.73%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	-2.64%	3.89%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17, 2012.

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

THE LARGE-CAP VALUE EQUITY PORTFOLIO | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.39%
5 years	rr_AverageAnnualReturnYear05	(2.64%)
10 years	rr_AverageAnnualReturnYear10	3.89%